THE BOYAR VALUE FUND, INC.

May 3, 2006

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:       The Boyar Value Fund, Inc.

Post Effective Amendment No. 10 to the Registration Statement on Form N-1A  (File No. 333-29253, CIK No. 0001041003)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Boyar Value Fund, Inc. (the "Fund") pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and on behalf of The Boyar Value Fund, Inc. (the “Trust”), I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 10 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 28, 2006.

             Questions related to this filing should be directed to Leonard Pierce of Wilmer Cutler Pickering Hale & Dorr LLP at (617) 526-6440 or, to the attention of Emile R. Molineaux of Gemini Fund Services, LLC at (631) 470-2616.

                                Very truly yours,

                                    /s/ Michael J. Wagner

                                Michael J. Wagner

                                President

  cc:   Leonard Pierce, Esq.

         Emile R. Molineaux, Esq.